6. Deposit (Sept 2020 Note)	9 Months Ended
Sep. 30, 2020
Deposit Assets Disclosure [Abstract]
Deposit

Note 6 – Deposit

Deposit balance as of September 30, 2020 amounted to $106,630, including $6,630 for lease agreement deposit and $100,000 for payment made into an escrow account. Balance as of December 31, 2019 amounted to $6,630 for lease agreement deposit.

On August 31, 2020, the Company executed a binding letter of intent with Communication Wiring Specialists, Inc., a California S-Corporation (“CWS”) whereby the Company will purchase one hundred percent (100%) of the issued and outstanding common stock of CWS for five million dollars ($5,000,000). When the transaction closes, CWS will be capitalized with one million dollars ($1,000,000). The purchase price structure included a refundable deposit amount of $100,000 to be held in an escrow account upon execution of the letter of intent. The letter of intent may be terminated by mutual written consent by the Company and CWS, or on November 30, 2020 if the Closing has not occurred.